Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expenses
Prepaid Expenses

Note 7 – Prepaid Expenses

Prepaid expenses as of December 31, 2025 and December 31, 2024 consists of the following:

	Year Ended December 31,
	2025	2024
Insurance	$791,423	$808,480
Consulting	325,100	-
Marketing	-	91,667
Others	160,206	171,889
	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$414,329	$412,500

Insurance

The Company maintains several insurance policies. In addition, in connection with the Company’s de-SPAC transaction, the Company obtained a Directors and Officers liability run-off policy providing coverage through September 2028.

Consulting

In connection with the September 30, 2025 recapitalization, the Company issued 1,063 shares of Series B Convertible Preferred Stock and accompanying Series B Warrants to purchase 68,453 shares of Common Stock to three independent service providers in exchange for professional and marketing services to be rendered through September 30, 2027. The instruments were measured at grant-date fair value of approximately $0.8 million using a third-party valuation specialist and are classified within stockholders’ equity. The fair value was recorded as a prepaid consulting asset and is being amortized to professional services expense on a straight-line basis over the two-year service term. As of December 31, 2025, the unamortized balance was approximately $0.3 million. There are claw back features for certain consultants as of December 31, 2025, and the prepaid balance is approximately $0.2 million.

Marketing

In September 2024, the Company entered into a six-month marketing services agreement with an independent third-party marketing services provider for social media, investor engagement, and influencer-related marketing services covering the period September 4, 2024 through March 3, 2025. Compensation consisted of $0.2 million in Common Stock, valued at the Nasdaq closing price on September 3, 2024, and a $0.1 million cash marketing budget. The stock-based portion was recorded as a prepaid asset and amortized to marketing expense on a straight-line basis over the service term. As of December 31, 2024, the unamortized balance was approximately $0.1 million. The arrangement was fully amortized by March 3, 2025.